Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]		lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND,

DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a new expense limitation for Class IS shares, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	None[2]	1.00	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.16	0.30	0.14	0.25[4]	0.25[4]	0.15	7.77
Acquired fund fees and expenses	0.55	0.55	0.55	0.55	0.55	0.55	0.55
Total annual fund operating expenses[5]	1.71	1.85	2.44	1.80	2.05	1.45	9.07
Fees waived and/or expenses reimbursed[6]	—	—	—	—	—	—	(7.62)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.71	1.85	2.44	1.80	2.05	1.45	1.45

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares or Class A2 shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this prospectus and in the fund's shareholder reports, which reflect the fund's operating expenses and do not include acquired fund fees and expenses.

[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, total annual operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	739	1,083	1,450	2,478
Class A2 (with or without redemption at end of period)	752	1,123	1,518	2,619
Class C (with redemption at end of period)	347	760	1,300	2,776
Class C (without redemption at end of period)	247	760	1,300	2,776
Class FI (with or without redemption at end of period)	183	567	975	2,116
Class R (with or without redemption at end of period)	208	642	1,103	2,379
Class I (with or without redemption at end of period)	148	459	793	1,736
Class IS (with or without redemption at end of period)	148	1,951	3,610	7,201

ClearBridge Tactical Dividend Income Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		lmpet_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND,

DATED MARCH 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a new expense limitation for Class IS shares, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	5.75	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	None[2]	1.00	None	None	None	None
Small account fee[3]	$15	$15	$15	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class A2	Class C	Class FI	Class R	Class I	Class IS
Management fees	0.75	0.75	0.75	0.75	0.75	0.75	0.75
Distribution and/or service (12b-1) fees	0.25	0.25	1.00	0.25	0.50	None	None
Other expenses	0.16	0.30	0.14	0.25[4]	0.25[4]	0.15	7.77
Acquired fund fees and expenses	0.55	0.55	0.55	0.55	0.55	0.55	0.55
Total annual fund operating expenses[5]	1.71	1.85	2.44	1.80	2.05	1.45	9.07
Fees waived and/or expenses reimbursed[6]	—	—	—	—	—	—	(7.62)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.71	1.85	2.44	1.80	2.05	1.45	1.45

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares or Class A2 shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[5]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this prospectus and in the fund's shareholder reports, which reflect the fund's operating expenses and do not include acquired fund fees and expenses.

[6]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, total annual operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	739	1,083	1,450	2,478
Class A2 (with or without redemption at end of period)	752	1,123	1,518	2,619
Class C (with redemption at end of period)	347	760	1,300	2,776
Class C (without redemption at end of period)	247	760	1,300	2,776
Class FI (with or without redemption at end of period)	183	567	975	2,116
Class R (with or without redemption at end of period)	208	642	1,103	2,379
Class I (with or without redemption at end of period)	148	459	793	1,736
Class IS (with or without redemption at end of period)	148	1,951	3,610	7,201

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares or Class A2 shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Tactical Dividend Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.16%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	1.71%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.71%
1 year		rr_ExpenseExampleYear01	$ 739
3 years		rr_ExpenseExampleYear03	1,083
5 years		rr_ExpenseExampleYear05	1,450
10 years		rr_ExpenseExampleYear10	2,478
1 year		rr_ExpenseExampleNoRedemptionYear01	739
3 years		rr_ExpenseExampleNoRedemptionYear03	1,083
5 years		rr_ExpenseExampleNoRedemptionYear05	1,450
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,478
ClearBridge Tactical Dividend Income Fund | Class A2
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	1.85%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.85%
1 year		rr_ExpenseExampleYear01	$ 752
3 years		rr_ExpenseExampleYear03	1,123
5 years		rr_ExpenseExampleYear05	1,518
10 years		rr_ExpenseExampleYear10	2,619
1 year		rr_ExpenseExampleNoRedemptionYear01	752
3 years		rr_ExpenseExampleNoRedemptionYear03	1,123
5 years		rr_ExpenseExampleNoRedemptionYear05	1,518
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,619
ClearBridge Tactical Dividend Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.14%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	2.44%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.44%
1 year		rr_ExpenseExampleYear01	$ 347
3 years		rr_ExpenseExampleYear03	760
5 years		rr_ExpenseExampleYear05	1,300
10 years		rr_ExpenseExampleYear10	2,776
1 year		rr_ExpenseExampleNoRedemptionYear01	247
3 years		rr_ExpenseExampleNoRedemptionYear03	760
5 years		rr_ExpenseExampleNoRedemptionYear05	1,300
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,776
ClearBridge Tactical Dividend Income Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[6]	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	1.80%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.80%
1 year		rr_ExpenseExampleYear01	$ 183
3 years		rr_ExpenseExampleYear03	567
5 years		rr_ExpenseExampleYear05	975
10 years		rr_ExpenseExampleYear10	2,116
1 year		rr_ExpenseExampleNoRedemptionYear01	183
3 years		rr_ExpenseExampleNoRedemptionYear03	567
5 years		rr_ExpenseExampleNoRedemptionYear05	975
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,116
ClearBridge Tactical Dividend Income Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[6]	rr_OtherExpensesOverAssets	0.25%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	2.05%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.05%
1 year		rr_ExpenseExampleYear01	$ 208
3 years		rr_ExpenseExampleYear03	642
5 years		rr_ExpenseExampleYear05	1,103
10 years		rr_ExpenseExampleYear10	2,379
1 year		rr_ExpenseExampleNoRedemptionYear01	208
3 years		rr_ExpenseExampleNoRedemptionYear03	642
5 years		rr_ExpenseExampleNoRedemptionYear05	1,103
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,379
ClearBridge Tactical Dividend Income Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	1.45%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.45%
1 year		rr_ExpenseExampleYear01	$ 148
3 years		rr_ExpenseExampleYear03	459
5 years		rr_ExpenseExampleYear05	793
10 years		rr_ExpenseExampleYear10	1,736
1 year		rr_ExpenseExampleNoRedemptionYear01	148
3 years		rr_ExpenseExampleNoRedemptionYear03	459
5 years		rr_ExpenseExampleNoRedemptionYear05	793
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,736
ClearBridge Tactical Dividend Income Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	7.77%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	[4]	rr_ExpensesOverAssets	9.07%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(7.62%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.45%
1 year		rr_ExpenseExampleYear01	$ 148
3 years		rr_ExpenseExampleYear03	1,951
5 years		rr_ExpenseExampleYear05	3,610
10 years		rr_ExpenseExampleYear10	7,201
1 year		rr_ExpenseExampleNoRedemptionYear01	148
3 years		rr_ExpenseExampleNoRedemptionYear03	1,951
5 years		rr_ExpenseExampleNoRedemptionYear05	3,610
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 7,201

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares or Class A2 shares in the amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights contained in this prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 1.25% for Class A shares, 1.45% for Class A2 shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, total annual operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[6]	"Other expenses" for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.